UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 May 15, 2007 to May 25, 2007

 Commission File Number of issuing entity: 333-141008-02

 SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-141008

 ACE Securities Corp.
 (Exact name of depositor as specified in its charter)

 SunTrust Asset Funding, LLC
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Pending
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A                                _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  CE                               _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On May 25, 2007 a distribution was made to holders of SunTrust
 Acquisition Closed-End Seconds Trust, Series 2007-1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION


 Item 3. Sales of Securities and Use of Proceeds.

   On May 15, 2007, the SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class M-4 Certificates were sold by the depositor to the initial purchasers set forth below. Each of these transactions were exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), pursuant to Section 4(2) of the Securities Act.

                        Initial Purchasers             Class M-4 Certificates


                Deutsche Bank Securities Inc.                   $8,344,500.00
                SunTrust Capital Markets, Inc.                  $8,344,500.00



In addition, 100% of the SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class CE, Class P and Class R Certificates were sold by the depositor to GMAC Mortgage, LLC and from GMAC Mortgage, LLC to SunTrust Asset Funding, LLC. Each of these transactions were exempt from registration under the Securities Act, pursuant to Section 4(2)of the Securities Act. The depositor received the net proceeds from the sale of the foregoing certificates, the publicly offered certificates and the privately offered certificates and used those proceeds to purchase the pool of mortgage loans constituting the asset pool by which such certificates are backed from GMAC Mortgage, LLC, which mortgage loans GMAC Mortgage, LLC had purchased from the Sponsor.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1)  Monthly report distributed to holders of SunTrust
               Acquisition Closed-End Seconds Trust, Series 2007-1, relating to the May 25, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: June 7, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, relating to the May 25, 2007 distribution.



 EX-99.1


ACE Securities Corporation
Asset Backed Pass-Through Certificates



Distribution Date:       5/25/2007


ACE Securities Corporation
Asset Backed Pass-Through Certificates
Series 2007-ST1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
          A                 86801CAA1       05/24/2007              5.64000%      317,075,000.00              496,750.83
         M-1                86801CAB9       05/24/2007              7.82000%        7,232,000.00               15,709.51
         M-2                86801CAC7       05/24/2007              7.82000%       11,496,000.00               24,971.87
         M-3                86801CAD5       05/24/2007              7.82000%       14,834,000.00               32,222.74
         M-4                86801CAE3       05/24/2007              7.82000%       16,689,000.00               36,252.22
         CE                 ACE7ST1CE       04/30/2007              0.00000%        3,522,526.32              298,804.14
          P                 ACE7ST1P1       04/30/2007              0.00000%              100.00                    0.00
          R                 ACE7ST1R1       04/30/2007              0.00000%                0.00                    0.00

Totals                                                                            370,848,626.32              904,711.31


                                Certificateholder Distribution Summary (continued)

        Class                 Principal            Current            Ending              Total         Cumulative
                           Distribution           Realized       Certificate       Distribution           Realized
                                                      Loss           Balance                                Losses
          A                1,752,210.91               0.00    315,322,789.09       2,248,961.74               0.00
         M-1                       0.00               0.00      7,232,000.00          15,709.51               0.00
         M-2                       0.00               0.00     11,496,000.00          24,971.87               0.00
         M-3                       0.00               0.00     14,834,000.00          32,222.74               0.00
         M-4               2,475,162.84               0.00     14,213,837.16       2,511,415.06               0.00
         CE                        0.00               0.00      5,998,224.79         298,804.14               0.00
          P                        0.00               0.00            100.00               0.00               0.00
          R                        0.00               0.00              0.00               0.00               0.00

Totals                     4,227,373.75               0.00    369,096,951.04       5,132,085.06               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                                Principal Distribution Statement

        Class                   Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                    Face        Certificate        Principal           Principal                            Loss
                                  Amount            Balance     Distribution        Distribution
          A               317,075,000.00     317,075,000.00             0.00        1,752,210.91            0.00            0.00
         M-1                7,232,000.00       7,232,000.00             0.00                0.00            0.00            0.00
         M-2               11,496,000.00      11,496,000.00             0.00                0.00            0.00            0.00
         M-3               14,834,000.00      14,834,000.00             0.00                0.00            0.00            0.00
         M-4               16,689,000.00      16,689,000.00             0.00        2,475,162.84            0.00            0.00
         CE                 3,522,526.32       3,522,526.32             0.00                0.00            0.00            0.00
          P                       100.00             100.00             0.00                0.00            0.00            0.00
          R                         0.00               0.00             0.00                0.00            0.00            0.00

Totals                    370,848,626.32     370,848,626.32             0.00        4,227,373.75            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
          A                  1,752,210.91     315,322,789.09        0.99447383        1,752,210.91
         M-1                         0.00       7,232,000.00        1.00000000                0.00
         M-2                         0.00      11,496,000.00        1.00000000                0.00
         M-3                         0.00      14,834,000.00        1.00000000                0.00
         M-4                 2,475,162.84      14,213,837.16        0.85168897        2,475,162.84
          CE                         0.00       5,998,224.79        1.70281901                0.00
          P                          0.00             100.00        1.00000000                0.00
          R                          0.00               0.00        0.00000000                0.00

Totals                       4,227,373.75     369,096,951.04        0.99527658        4,227,373.75



                                          Principal Distribution Factors Statement

        Class                 Original              Beginning             Scheduled           UnScheduled          Accretion
                                  Face            Certificate             Principal             Principal
                                Amount                Balance          Distribution          Distribution
          A             317,075,000.00          1000.00000000            0.00000000            5.52617176         0.00000000
         M-1              7,232,000.00          1000.00000000            0.00000000            0.00000000         0.00000000
         M-2             11,496,000.00          1000.00000000            0.00000000            0.00000000         0.00000000
         M-3             14,834,000.00          1000.00000000            0.00000000            0.00000000         0.00000000
         M-4             16,689,000.00          1000.00000000            0.00000000          148.31103361         0.00000000
         CE               3,522,526.32          1000.00000000            0.00000000            0.00000000         0.00000000
          P                     100.00          1000.00000000            0.00000000            0.00000000         0.00000000
          R                       0.00             0.00000000            0.00000000            0.00000000         0.00000000


                                     Principal Distribution Factors Statement (continued)

        Class                Realized                  Total                 Ending                Ending                Total
                                 Loss              Principal            Certificate           Certificate            Principal
                                                   Reduction                Balance            Percentage         Distribution
          A                0.00000000             5.52617176           994.47382824            0.99447383           5.52617176
         M-1               0.00000000             0.00000000          1000.00000000            1.00000000           0.00000000
         M-2               0.00000000             0.00000000          1000.00000000            1.00000000           0.00000000
         M-3               0.00000000             0.00000000          1000.00000000            1.00000000           0.00000000
         M-4               0.00000000           148.31103361           851.68896639            0.85168897         148.31103361
         CE                0.00000000             0.00000000          1702.81901258            1.70281901           0.00000000
          P                0.00000000             0.00000000          1000.00000000            1.00000000           0.00000000
          R                0.00000000             0.00000000             0.00000000            0.00000000           0.00000000


NOTE: All classes per $1,000 denomination.



                                                  Interest Distribution Statement

        Class              Accrual          Accrual          Current         Beginning             Current            Payment of
                            Dates             Days       Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A           05/15/07 - 05/24/07      10           5.64000%    317,075,000.00          496,750.83                   0.00
         M-1          05/15/07 - 05/24/07      10           7.82000%      7,232,000.00           15,709.51                   0.00
         M-2          05/15/07 - 05/24/07      10           7.82000%     11,496,000.00           24,971.87                   0.00
         M-3          05/15/07 - 05/24/07      10           7.82000%     14,834,000.00           32,222.74                   0.00
         M-4          05/15/07 - 05/24/07      10           7.82000%     16,689,000.00           36,252.22                   0.00
          CE                          N/A     N/A           0.00000%      3,522,526.32                0.00                   0.00
          P                           N/A     N/A           0.00000%            100.00                0.00                   0.00
          R                           N/A     N/A           0.00000%              0.00                0.00                   0.00

Totals                                                                                          605,907.17                   0.00



                                        Interest Distribution Statement (continued)

         Class                   Current      Non-Supported             Total           Remaining                   Ending
                                Interest           Interest          Interest     Unpaid Interest             Certificate/
                            Shortfall(1)          Shortfall      Distribution        Shortfall(1)                 Notional
                                                                                                                   Balance
           A                        0.00               0.00        496,750.83                0.00           315,322,789.09
          M-1                       0.00               0.00         15,709.51                0.00             7,232,000.00
          M-2                       0.00               0.00         24,971.87                0.00            11,496,000.00
          M-3                       0.00               0.00         32,222.74                0.00            14,834,000.00
          M-4                       0.00               0.00         36,252.22                0.00            14,213,837.16
          CE                        0.00               0.00        298,804.14                0.00             5,998,224.79
           P                        0.00               0.00              0.00                0.00                   100.00
           R                        0.00               0.00              0.00                0.00                     0.00

Totals                              0.00               0.00        904,711.31                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                           Interest Distribution Factors Statement

        Class                   Original          Current              Beginning                Current          Payment of
                                    Face      Certificate            Certificate/               Accrued      Unpaid Interest
                                  Amount             Rate                Notional              Interest        Shortfall (1)
                                                                          Balance
          A               317,075,000.00         5.64000%           1000.00000000            1.56666666           0.00000000
         M-1                7,232,000.00         7.82000%           1000.00000000            2.17222207           0.00000000
         M-2               11,496,000.00         7.82000%           1000.00000000            2.17222251           0.00000000
         M-3               14,834,000.00         7.82000%           1000.00000000            2.17222192           0.00000000
         M-4               16,689,000.00         7.82000%           1000.00000000            2.17222242           0.00000000
         CE                 3,522,526.32         0.00000%           1000.00000000            0.00000000           0.00000000
          P                       100.00         0.00000%           1000.00000000            0.00000000           0.00000000
          R                         0.00         0.00000%              0.00000000            0.00000000           0.00000000

                                       Interest Distribution Factors Statement (continued)

     Class                     Current          Non-Supported                 Total       Remaining Unpaid               Ending
                              Interest               Interest              Interest               Interest          Certificate/
                          Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                         Balance
          A                 0.00000000             0.00000000            1.56666666             0.00000000          994.47382824
         M-1                0.00000000             0.00000000            2.17222207             0.00000000         1000.00000000
         M-2                0.00000000             0.00000000            2.17222251             0.00000000         1000.00000000
         M-3                0.00000000             0.00000000            2.17222192             0.00000000         1000.00000000
         M-4                0.00000000             0.00000000            2.17222242             0.00000000          851.68896639
          CE                0.00000000             0.00000000           84.82665929             0.00000000         1702.81901258
          P                 0.00000000             0.00000000            0.00000000             0.00000000         1000.00000000
          R                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                4,951,360.25
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   337,588.37
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
     Swap/Cap Payments                                                                                    23,786.04
Total Deposits                                                                                         5,312,734.66

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           180,649.60
     Payment of Interest and Principal                                                                 5,132,085.06
Total Withdrawals (Pool Distribution Amount)                                                           5,312,734.66

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    154,520.26
Class A Insurer Premium-XL Capital Assurance Inc.                                        20,257.57
Credit Risk Management Fee-Clayton Fixed Income                                           3,090.41
Master Servicing Fee-Wells Fargo Bank, N.A.                                               2,781.36
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               180,649.60

*Servicer Payees include: GMAC MORTGAGE CORPORATION


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                Reserve Fund-Wells Fargo Bank, N.A.            1,000.00                0.00              0.00           1,000.00
       P Certificate Account-Wells Fargo Bank, N.A.                0.00                0.00              0.00               0.00
                        Supplemental Interest Trust                0.00           23,786.05         23,786.05               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

   Swap Agreement-Bear Stearns Financial, FXNSC9506                              496,242.21        472,456.17          23,786.04

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                           11.446428
 Weighted Average Net Rate                                              10.946428
 Weighted Average Pass-Through Rate                                     10.927428
 Weighted Average Remaining Term                                              196
 Principal And Interest Constant                                     3,692,815.15
 Beginning Loan Count                                                       5,767
 Loans Paid in Full                                                            20
 Ending Loan Count                                                          5,747
 Beginning Scheduled Balance                                       370,848,526.32
 Ending Scheduled Balance                                          369,096,951.04
 Actual Ending Collateral Balance                                  369,229,520.49
 Scheduled Principal                                                   155,405.06
 Unscheduled Principal                                               1,596,270.22
 Scheduled Interest                                                  3,537,410.09
 Servicing Fees                                                        154,520.26
 Master Servicing Fees                                                   2,781.36
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                               3,090.41
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        3,377,018.06
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                              0.00
 Prepayment Penalty Paid Count                                                  0
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                   Structural Reporting
Three-Month Rolling Average                                                     0.000000%
Net Monthly Excess Cashflow                                                  2,774,502.61
Overcollateralization Increase Amount                                        2,475,698.47
Required Overcollateralization Amount                                        5,998,224.79
Overcollateralization Amount                                                 5,998,224.79
Overcollateralization Reduction Amount                                               0.00
Credit Enhancement Percentage                                                  14.569089%
Extraordinary Trust Fund Expenses                                                    0.00
Relief Act Interest Shortfalls                                                       0.00


                                 Trigger Event Reporting
Stepdown Occured                                                                       NO
Trigger Event Occurred                                                                 NO
Enhancement Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            4.500000%
     Calculated Value                                                           0.000000%
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            4.250000%
     Calculated Value                                                           0.000000%
Trigger
     Trigger Result                                                                  Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      13                  0                    0                   0                    13
             825,820.50          0.00                 0.00                0.00                 825,820.50

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       13                  0                    0                   0                    13
             825,820.50          0.00                 0.00                0.00                 825,820.50

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.226205%           0.000000%            0.000000%           0.000000%            0.226205%
             0.223660%           0.000000%            0.000000%           0.000000%            0.223660%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.226205%           0.000000%            0.000000%           0.000000%            0.226205%
             0.223660%           0.000000%            0.000000%           0.000000%            0.223660%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     337,588.37






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  20       1,451,662.00       1,389,570.69          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       207,679.67


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0260940094            CT              80.00       01-Dec-2006         88,000.00         87,807.40
       Summary               0260940176            UT             100.00       01-Jan-2007         78,000.00         77,903.63
       Summary               0260940269            GA             100.00       01-Nov-2006         87,694.00         87,556.87
       Summary               0260940430            CT              95.00       01-Dec-2006         20,100.00         20,061.88
       Summary               0260957479            GA             100.00       01-Jan-2007         37,700.00         37,633.48
       Summary               0260957835            TX              83.77       01-Jan-2007         10,000.00          9,965.99
       Summary               0261003090            IL              95.00       01-Jan-2007         58,750.00         58,656.91
       Summary               0261003097            VA              95.00       01-Jan-2007         12,100.00         12,083.78
       Summary               0261003264            CA              90.00       01-Dec-2006         29,000.00         28,952.25
       Summary               0261003885            CO             100.00       01-Jan-2007         72,000.00         71,924.88
       Summary               0261042710            AZ              94.99       01-Dec-2006        113,924.00        113,681.24
       Summary               0261174623            FL              81.18       01-Mar-2007         65,000.00         64,831.67
       Summary               0261216988            CA             100.00       01-Feb-2007        104,244.00         42,935.26
       Summary               0261217179            AZ              99.89       01-Feb-2007        200,000.00        199,860.05
       Summary               0261218121            NV              94.75       01-Mar-2007         44,650.00         44,591.80
       Summary               0261222028            CA              95.00       01-Mar-2007         62,500.00         62,464.45
       Summary               0261222074            FL             100.00       01-Mar-2007         67,500.00         67,418.85
       Summary               0261222276            CO              95.00       01-Feb-2007        113,000.00        112,920.90
       Summary               0261222347            FL              95.00       01-Mar-2007        157,750.00        157,608.22
       Summary               0261222464            OK             100.00       01-Mar-2007         29,750.00         29,731.04


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0260940094       Loan Paid in Full           0             11.000%             180               5
       Summary              0260940176       Loan Paid in Full           0             12.750%             180               4
       Summary              0260940269       Loan Paid in Full           0             13.250%             180               6
       Summary              0260940430       Loan Paid in Full           0             12.875%             180               5
       Summary              0260957479       Loan Paid in Full           0             16.000%             360               4
       Summary              0260957835       Loan Paid in Full           0              8.000%             360               4
       Summary              0261003090       Loan Paid in Full           0             11.625%             180               4
       Summary              0261003097       Loan Paid in Full           0             12.375%             180               4
       Summary              0261003264       Loan Paid in Full           0             12.500%             180               5
       Summary              0261003885       Loan Paid in Full           0             13.500%             180               4
       Summary              0261042710       Loan Paid in Full           0             11.125%             360               5
       Summary              0261174623       Loan Paid in Full           0             11.250%             180               2
       Summary              0261216988       Loan Paid in Full           0             11.750%             180               3
       Summary              0261217179       Loan Paid in Full           0             14.250%             180               3
       Summary              0261218121       Loan Paid in Full           0             10.125%             180               2
       Summary              0261222028       Loan Paid in Full           0             13.875%             180               2
       Summary              0261222074       Loan Paid in Full           0             10.500%             180               2
       Summary              0261222276       Loan Paid in Full           0             14.250%             180               3
       Summary              0261222347       Loan Paid in Full           0             13.500%             180               2
       Summary              0261222464       Loan Paid in Full           0             13.375%             180               2


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       0                  0.00                   0.00                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived


                                     No Prepayment Penalties this Period

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.431%       Current Month              5.047%        Current Month                 692.894%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007       5.047%           N/A                          May-2007     692.894%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.000             2          176,425.08            0.048
     5.000    5.499             3          384,028.64            0.104
     5.500    5.999             8          642,855.75            0.174
     6.000    6.499             8          489,090.91            0.133
     6.500    6.999            21        1,756,031.59            0.476
     7.000    7.499            32        1,956,665.75            0.530
     7.500    7.999           126        8,770,448.56            2.376
     8.000    8.499           146        8,027,241.71            2.175
     8.500    8.999           248       14,500,503.47            3.929
     9.000    9.499           188       12,677,305.40            3.435
     9.500    9.999           480       27,843,789.32            7.544
    10.000   10.499           552       35,462,423.84            9.608
    10.500   10.999           458       34,890,162.87            9.453
    11.000   11.499           404       34,828,608.06            9.436
    11.500   11.999           425       33,967,161.61            9.203
    12.000   12.499           478       28,504,967.40            7.723
    12.500   12.999           826       46,594,232.52           12.624
    13.000   13.499           487       26,864,153.81            7.278
    13.500   13.999           381       22,551,188.85            6.110
    14.000   14.499           208       12,544,885.37            3.399
    14.500   14.999           125        7,560,351.58            2.048
    15.000   15.499            49        2,607,749.34            0.707
    15.500   15.999            49        2,675,458.86            0.725
    16.000   16.499            12          813,398.88            0.220
    16.500   16.999            12        1,085,868.10            0.294
    17.000   17.499             8          161,523.20            0.044
    17.500   17.999             5          387,925.93            0.105
    18.000   18.499             1           55,980.75            0.015
    18.500   18.999             1           23,789.05            0.006
    19.000   19.499             1          121,954.53            0.033
    19.500   19.999             0                0.00            0.000
 >= 20.000                      3          170,780.31            0.046
              Total         5,747      369,096,951.04          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
May 15, 2007.

Business Day
Any day other than a Saturday, a Sunday or a day on which banking or savings and loan institutions in the States of New York, Maryland, Minnesota, Pennsylvania or in the city in which the Corporate Trust Office of the Trustee is located, are authorized or obligated by law or executive order to be closed.

Determination Date
With respect to each Distribution Date, the 15th day of the calendar month in which such Distribution Date occurs, or if such 15th day is not a Business Day, the Business Day immediately preceding such 15th day. The Determination
Date for purposes of Article X hereof shall mean the 15th day of the month, or if such 15th day is not a Business
Day, the first Business Day following such 15th day.

Distribution Date
The 25th day of any month, or if such 25th day is not a Business Day, the Business Day immediately following such
25th day, commencing in May 2007.

Interest Determination Date
With respect to the Class A Certificates, the Mezzanine Certificates, REMIC I Regular Interests and REMIC II Regular
Interests (other than REMIC II Regular Interest P) and any Interest Accrual Period therefore, the second London
Business Day preceding the commencement of such Interest Accrual Period.

London Business Day
Any day on which banks in the Cities of London and New York are open and conducting transactions in United States dollars.

Record Date
With respect to each Distribution Date and the Class A Certificates and the Mezzanine Certificates, the Business
Day immediately preceding such Distribution Date for so long as such Certificates are Book-Entry Certificates.
With respect to each Distribution Date and any other Class of Certificates, including any Definitive Certificates, the last day of the calendar month immediately preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to any Distribution Date, by 12:00 p.m. New York time on the 18th day of the month in which such
Distribution Date occurs; provided that if such 18th day of a given month is not a Business Day, the Servicer
Remittance Date for such month shall be the Business Day immediately preceding such 18th day.

